Investment Objectives and Goals - Corgi Money Market ETF	Oct. 14, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Money Market ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Corgi Money Market ETF (the "Fund") seeks current income as is consistent with liquidity and stability of principal.